Cash Flow Information	12 Months Ended
Jan. 31, 2020
Onerous contracts
Cash Flow Information

36	Cash Flow Information

(a)	Reconciliation of result for the year to cashflows from operating activities

Reconciliation of net income to net cash provided by operating activities:

	Year Ended 31 January 2020 NZ$000’s	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s
Loss for the year	(54,305)	(49,220)	(37,593)
Cash flows excluded from profit attributable to operating activities
- interest paid on borrowings	2,868	3,400	8,792
- gain on sale of intangible assets	(906)	-	-
Non-cash flows in profit:
- depreciation and amortisation expense	10,603	2,382	3,030
- impairment expense	8,904	8,173	1,914
- shares issued in lieu of inventory payment	5,942	-	-
- warrants issued	371	-	-
- fair value gain/(loss) on convertible notes derivative	-	775	(2,393)
Changes in assets and liabilities:
- (increase)/decrease in trade and other receivables	2,901	14,267	14,925
- (increase)/decrease in current tax receivables	368	(355)	52
- (increase)/decrease in inventories	(1,912)	13,350	6,638
- (increase)/decrease in deferred tax asset/(liability)	711	(692)	-
- (increase)/decrease in related party receivables	282	6,531	(906)
- increase/(decrease) in trade and other payables	402	(5,681)	6,956
- increase/(decrease) in income taxes payable	(140)	226	152
- increase/(decrease) in provisions	5,534	(522)	39
- increase/(decrease) in foreign currency derivative liability	(1,484)	(1,712)	(5,104)
- net exchange differences	(33)	(355)	(618)
Cashflows from operations	(19,894)	(9,434)	(4,116)

(b)	Non-cash investing and financing activities

Investing and financing transactions that do not require the use of cash or cash equivalents (i.e. non-cash) are excluded from the statement of cash flows. Such transactions are disclosed below that provides all the relevant information about the non-cash investing and financing activities specific to the Group:

	Year Ended 31 January 2020 NZ$000’s	Year Ended 31 January 2019 NZ$000’s	Year Ended 31 January 2018 NZ$000’s
Shares issued in lieu of inventory payment	15,525	-	-
Warrants issued	371	-	-
	15,896	-	-